Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 5,491,407	$ 4,136,180	$ 45,213
Restricted cash	484,351	484,542	484,368
Accounts receivable	1,173,383	1,024,831	862,597
Accounts receivable, related parties	1,642	7,131
Note receivables			3,825
Other receivables	7,336		1,952
Prepaid expense and other current assets	111,639	2,328,817	38,081
Total current assets	7,269,758	7,981,501	1,436,036
Property and equipment, net	147,140	130,359	79,163
Right-of-use assets	1,287,636	1,067,734	433,529
Investment in NSURE, Inc.	1,350,000	1,350,000	1,350,000
Intangibles, net	11,895,223	7,078,900	5,982,434
Goodwill	29,249,285	10,050,277	8,761,725
Other non-current assets	69,784	16,792	1,800
Total assets	51,268,826	27,675,563	18,044,687
Current liabilities:
Accounts payable and other accrued liabilities	1,043,117	2,759,160	1,143,582
Loans payable			14,598
Current portion of loans payable, related parties			4,523,045
Other payables	80,033	81,500	62,500
Chargeback reserve	1,585,435
Current portion of long-term debt	918,073	913,920	963,450
Current portion of leases payable	434,045	276,009	176,897
Earn-out liability, current portion	3,774,411	3,297,855
Warrant commitment		37,652,808
Total current liabilities	7,835,114	44,981,252	6,884,072
Loans payable, related parties, less current portion	342,996	353,766	143,475
Long term debt, less current portion	6,860,467	7,085,325	7,885,830
Leases payable, less current portion	871,234	805,326	262,904
Earn-out liability, less current portion	446,538	516,023	2,931,418
Warrant liabilities	23,660,144
Total liabilities	40,016,493	53,741,692	18,107,699
Stockholders’ equity (deficit):
Preferred stock, $0.086 par value; 750,000,000 shares authorized and 9,076 and 0 issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	781		33,912
Common stock, $0.086 par value; 2,000,000,000 shares authorized and 11,337,109 and 10,956,109 issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	973,593	940,829	363,517
Common stock issuable; 0 shares and 23,341 shares as of December 31, 2021 and 2020, respectively			340,000
Additional paid-in capital	34,396,104	26,451,187	11,559,239
Stock subscription receivable		(20,000,000)
Accumulated deficit	(24,118,145)	(33,458,145)	(12,359,680)
Total stockholders’ equity (deficit)	11,252,333	(26,066,129)	(63,012)
Total liabilities and stockholders’ equity	$ 51,268,826	$ 27,675,563	$ 18,044,687